INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state tax rate of 5% to loss before taxes for fiscal year 2025 and 2024), as follows:

	December 31, 2025		December 31, 2024
Tax benefit at the statutory rate	$(1,684,459)	21.00%	$861,644	21.0%
State income taxes, net of federal income tax benefit	(401,062)	5.00%	205,153	5.0%
Unallowed deductions	3,991	-0.05%	-	0.00%
Change in warrant derivative liability	(208,957)	2.61%	103,364	2.52%
Change in earnout shares derivative liability	(273,802)	3.41%	(4,870,194)	-118.70%
Stock based forbearance fee expense	-	0.00%	3,439,001	83.82%
Stock based compensation expense	200,878	-2.50%	-	0.00%
Gain (loss) on settlement of debt	197,679	-2.46%	-	0.00%
Amortization of debt discount	571,823	-7.13%	24,608	0.60%
Change in valuation allowance	1,593,909	-19.87%	236,623	5.77%
Total	$-		$200

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2025 and 2024, are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforward	$3,834,075	$2,240,166
Timing differences	-	-
Total gross deferred tax assets	3,834,075	2,240,166
Less: Deferred tax asset valuation allowance	(3,834,075)	(2,240,166)
Total net deferred taxes	$-	$-